INSURANCE RESERVES (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)
Property and casualty reserves
Reserves for outstanding claims and claim adjustment expenses as at January 1,	€ 578	€ 603
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	114	110
Change in provision for insured events of prior years	(61)	(36)
Total incurred claims and claim adjustment expenses	53	74
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(27)	(32)
Claims and claim adjustment expenses attributable to insured events of prior years	(64)	(68)
Total payments	(91)	(100)
Changes in unearned premium reserves	(11)	1
Reserves for outstanding claims and claim adjustment expenses as at December 31,	529	578		€ 603
Future policy benefit liabilities
Mathematical and other future policy benefit liabilities at 1 January	1,670	1,901
Increase in reserves	166	23
Paid claims and other movements	(271)	(254)
Mathematical and other future policy benefit liabilities at December 31,	1,565	1,670		1,901
Total insurance reserves	2,094	2,248	[1]		$ 2,396
Income From Insurance Operations [Abstract]
Gross written premiums	476	506		511
Cancellation commissions	1	2		2
Total income from insurance operations	477	508		513
Short-duration life insurance contracts [Abstract]
Premiums written	155	160		153
Reinsurance ceded	0	0		(4)
Net written premiums	155	160		149
Premiums earned	149	160		151
Reinsurance ceded	0	0		(8)
Net earned premiums	149	160		143
Property and casualty insurance contracts
Direct premiums written	210	238		259
Reinsurance assumed	(1)	7		8
Reinsurance Ceded	(70)	(70)		(58)
Net premiums written	139	175		209
Direct Premiums Earned	224	244		279
Reinsurance assumed	(1)	4		4
Reinsurance Ceded	(72)	(71)		(60)
Net premiums earned	151	177		223
Income From Insurance Operations Textuals [Abstract]
Premiums assumed included in premiums earned	0	0		1
Net Premiums earned on long-duration life insurance contracts	110	94		€ 151
Property And Casualty Reserves Textual Details [Abstract]
The share of reinsurers in property and casualty insurance reserves amounted to	€ 288	€ 330
Estimate of insurance contract liabilities

[1]	Restated